Share-Based Payment Arrangements - Schedule of Number of RSUs (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Number of RSUs [Abstract]
Outstanding at January 1	4,918,917	5,770,750
Granted during the year	62,450,000	3,150,000
Forfeited during the year	(250,000)	(859,584)
Vested during the year	(2,596,075)	(3,142,249)
Outstanding at December 31	64,522,842	4,918,917